Schedule of Fair Value on Recurring Basis (Details) - USD ($)		Sep. 30, 2025		Jan. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Goodwill		$ 21,991,721		$ 3,019,246	$ 18,972,475		$ 2,171,526
Related Party [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Bifurcated embedded derivative asset - related party		9,000			63,000
1800 Diagonal convertible notes							6,651,671
Private Placement Convertible Notes							6,783,538
Vidello [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Goodwill		3,019,246
Open Reel [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Goodwill		16,800,949			16,800,949
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Bifurcated embedded derivative asset - related party		9,000			63,000
Definite-lived intangibles		3,903,320	[1]		3,903,320	[1],[2]		[2]
Definite-lived intangibles		8,332,096	[3]		3,883,853	[3],[4]		[4]
Goodwill		21,991,721			18,972,475	[4]	2,171,526	[4]
GEM warrant liabilities		2,000			15,000		641,000
Earnout liability (Note 4)		962,693
Yorkville convertible note		2,003,000
Agile term notes		2,482,000			3,143,000
1800 Diagonal convertible notes		825,000			432,000
Private Placement Convertible Notes		2,304,000
Private Placement Warrants		901,000
Yorkville convertible note							1,766,000
Fair Value, Inputs, Level 3 [Member] | Related Party [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Bifurcated embedded derivative asset - related party					63,000
Fair Value, Inputs, Level 3 [Member] | Vidello [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Goodwill		3,019,246
Fair Value, Inputs, Level 3 [Member] | Open Reel [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Goodwill	[2]				19,526,409
Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrant liabilities - public		$ 667			$ 2,300		$ 575,000

[1]	Certain assets measured at the acquisition date.
[2]	Certain assets measured at the acquisition date
[3]	Measured at period-end.
[4]	Measured at year-end impairment testing